ASSET ACQUISITION OF STAR BUDS INTERNATIONAL INC.	12 Months Ended
Jun. 30, 2020
Acquisition Of Cordova Or Operations Llc
ASASET ACQUISITION OF STAR BUDS INTERNATIONAL INC.

On April 8, 2020 (the “Closing date”), the Company completed the purchase of certain tangible assets and intellectual property (the “Assets”) of an arm’s length Canadian cannabis corporation (the “Transaction”), Star Buds International Inc. (the “Vendor” or “Star Buds”).

 To acquire the Assets from the Vendor, the Company:

(i)	issued 12,500,000 common shares of the Company on the Closing date of the Transaction, in exchange for the Assets held and related to five retail cannabis stores and four medical cannabis clinics;

(ii)	agreed to issue 3,000,000 common shares of the Company for each additional lease assignment in Alberta to the Company, up to a maximum of 6,000,000 common shares of the Company;

(iii)	agreed to issue 3,000,000 common shares of the Company for the opening of each retail store, up to a maximum of 15,000,000 common shares of the Company. Each store must be opened by April 8, 2021 for the Vendor to receive this additional consideration;

(iv)	issued a three-year promissory note for $527,967 with interest at 6% per annum payable upon maturity (the “Closing Promissory Note”). The fair value of the promissory notes was determined to be $381,093 (Note 15 (e));

(v)	agreed to issue two additional three-year promissory notes in amounts $222,500 and $196,832 upon obtaining assignment of two specific leases to the Company. Such additional notes to have same terms as the Closing Promissory Note. The fair values of the promissory notes were determined to be $160,603 and $142,075 (Note 15 (e)).

The consideration payables as per note (ii) and (iii) above are considered a contingent consideration. Management assessed the probability of the issuance of shares noted in (ii) and (iii) above to be highly probable. The total fair value of the 21,000,000 contingently issuable shares is estimated to be $3,570,000. The Company has referred to IFRS 3 by analogy and accordingly, the contingent consideration has been recorded as part of the cost of the purchase. The Contingent consideration of shares has been classified as equity, as the number of shares to be issued has been fixed based on the Company’s share price a day prior to the closing date.

On May 8, 2020, the Company obtained two additional lease assignments in Alberta and issued 6,000,000 common shares of the Company to the Vendor. Accordingly, the value of the 6,000,000 common shares amounting to $1,020,000 was transferred from contingently issuable shares to share capital.

As at June 30, 2020, the Company had opened a retail store in Barrie under the Star Buds’s brand name, resulting in the Company required to issue additional 3,000,000 common shares to the Vendor. Accordingly, the value of the 3,000,000 common shares amounting to $510,000 was transferred from contingently issuable shares to shares to be issued.

	$

Consideration paid
33,500,000 common shares at $0.17 per share		5,695,000
Initial promissory note (iv)		381,093
Additional promissory notes (v)		302,678
		6,378,771
Liabilities assumed		55,000
		6,433,771
Amount allocated to:
Leasehold improvements		1,060,224
Rental deposits		129,580
Intangible asset - Star Buds trade name		5,243,967
Balance, June 30, 2020		6,433,771